Cash generated from operating activities	12 Months Ended
Dec. 31, 2023
Cash generated from operating activities
Cash generated from operating activities

24.  Cash generated from operating activities

	Year ended
	December 31,
	2023	2022	2021
	$’m	$’m	$’m
(Loss)/profit for the year	(50)	237	(210)
Income tax (credit)/charge (note 7)	(21)	19	22
Net finance expense/(income) (note 6)	147	(80)	235
Depreciation and amortization (notes 10, 11)	418	359	343
Exceptional operating items (note 5)	106	90	272
Movement in working capital	270	(202)	16
Exceptional costs paid, including restructuring	(56)	(101)	(67)
Cash generated from operations	814	322	611